Note 28 - Analysis of Changes in Financing During the Year (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of Changes in Financing During the Year Abstract
Debt Securities Issued Opening Balance	$ 3,030,411,000	$ 3,291,323,000
Capital Inflows by Debt Securities Issued	804,490,000	1,623,548,000
Capital Outflows by Debt Securities Issued	(580,525,000)	(1,335,076,000)
Interests And Adjustments Accrued By Debt Securities Issued	883,589,000	538,291,000
Interests Paid By Debt Securities Issued	(796,607,000)	(564,244,000)
Inflation Effect On Debt Securities Issued	(867,668,000)	(523,431,000)
Debt Securities Issued Closing Balance	$ 2,473,690,000	$ 3,030,411,000